RETIREMENT BENEFIT PLANS - Principal Assumptions for Actuarial Valuation of Present Value of Defined Benefit Obligation (Details)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Discount rate	1.40%	1.60%
Future salary increase rate	4.00%	4.00%